Financial Risks Management - Schedule of Maximum Exposure to Credit Risk by Credit Risk Rating Categories (Details)	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Schedule of Maximum Exposure to Credit Risk by Credit Risk Rating Categories [Line Items]
Gross carrying amount	$ 53,631,443	$ 17,607,589
Loss allowance	(2,303,255)	(1,814,615)
Net carrying amount	$ 51,328,188	$ 15,792,974	$ 6,607,900	$ 2,033,159
II Note 1 [Member] | Trade receivables [member]
Schedule of Maximum Exposure to Credit Risk by Credit Risk Rating Categories [Line Items]
12-month or lifetime ECL	Lifetime ECL (Simplified)	Lifetime ECL (Simplified)
Gross carrying amount	$ 8,161,899	$ 11,027,395
Loss allowance	(347,863)	(166,341)
Net carrying amount	$ 7,814,036	$ 10,861,054	1,005,964	1,398,233
III Note 1 [Member] | Trade receivables [member]
Schedule of Maximum Exposure to Credit Risk by Credit Risk Rating Categories [Line Items]
12-month or lifetime ECL	Lifetime ECL (Simplified)	Lifetime ECL (Simplified)
Gross carrying amount	$ 1,955,392	$ 1,648,274
Loss allowance	(1,955,392)	(1,648,274)
Net carrying amount
I Note 2 [Member] | Other receivables [Member]
Schedule of Maximum Exposure to Credit Risk by Credit Risk Rating Categories [Line Items]
12-month or lifetime ECL	12 – month ECL	12 – month ECL
Gross carrying amount	$ 1,292,138	$ 1,271,707
Loss allowance
Net carrying amount	$ 1,292,138	$ 1,271,707	166,348	163,717
I Note 3 [Member] | Cash and bank balances [Member]
Schedule of Maximum Exposure to Credit Risk by Credit Risk Rating Categories [Line Items]
12-month or lifetime ECL	12 – month ECL	12 – month ECL
Gross carrying amount	$ 42,222,014	$ 3,660,213
Loss allowance
Net carrying amount	$ 42,222,014	$ 3,660,213	$ 5,435,588	$ 471,209